Related Party Transactions (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Apr. 20, 2018
Related Party Transaction [Line Items]
Consulting services provided by the related parties	$ 506,291
Purchase of software from the related parties	63,884
Loans provided to the related parties	177,787	820,982
Repayment of loans from the related parties	177,787	820,982
Non-controlling interest shareholder				$ 86,071
Acquisition of Ridik Pte [Member]
Related Party Transaction [Line Items]
Non-controlling interest shareholder				$ 120,000
CareerWin [Member]
Related Party Transaction [Line Items]
Consulting services provided to the related parties	165,161
Consulting services provided by the related parties	195,817
EMIT [Member]
Related Party Transaction [Line Items]
Consulting services provided by the related parties	196,422
Purchase of software from the related parties	12,896
Loans provided to the related parties	28,446
Beijing Bright [Member]
Related Party Transaction [Line Items]
Consulting services provided by the related parties	114,052
Purchase of software from the related parties	50,988
Repayment of loans from the related parties	28,446
CLPS Lihong [Member]
Related Party Transaction [Line Items]
Loans provided to the related parties	149,341	820,982
Repayment of loans from the related parties	149,341	820,982
Interest income received from the related party	$ 2,328	$ 33,096